ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued welfare benefits	$ 344,371	$ 196,455
Accrued payroll and bonus	5,298,312	5,719,423
Advance from customers	1,628,693	793,565
Accrued professional service fees	3,662,042	3,663,273
Accrued marketing expense	4,724,276	$ 5,545,844
Other tax payables	237,568
Others	128,981	$ 661,791
Total accrued expenses and other current liabilities	$ 16,024,243	$ 16,580,351